UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      SEPTEMBER 30, 2006
                                                    ------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
  This Amendment (Check only one.):            |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          ALLSTATE LIFE INSURANCE COMPANY
               -----------------------------------------------
Address:       3075 SANDERS ROAD, SUITE G4A
               -----------------------------------------------
               NORTHBROOK, IL.  60062-7127
               -----------------------------------------------

               -----------------------------------------------

Form 13F File Number:   28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          JAMES ZILS
               -----------------------------------------------
Title:         VICE PRESIDENT INVESTMENT OPERATIONS
               -----------------------------------------------
Phone:         847-402-3073
               -----------------------------------------------

Signature, Place, and Date of Signing:

           /s/  JAMES ZILS                 NORTHBROOK, IL.        11/8/2006
         -----------------------------   ------------------   ---------------
                  [Signature]              [City, State]           [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:         ONE
                                           -------------------------------------

Form 13F Information Table Entry Total:    69
                                           -------------------------------------

Form 13F Information Table Value Total:    345,668 (THOUSAND)
                                           -------------------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number            Name

1          028-10298                       ALLSTATE INVESTMENTS LLC
                                           -------------------------------------

FORM 13F INFORMATION TABLE

                           TITLE OF                                     SHARES/    SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER          CLASS             CUSIP        VALUE        PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------    --------         ---------    --------       -------    --- ----  ------- ---------- ----- ------  ----
3M COMPANY                 COMMON           88579Y101         521          7,000   SH        DEFINED     1        X
DUKE ENERGY CORP           COMMON           26441C105       4,002        132,500   SH        DEFINED     1        X
PPL CORPORATION            COMMON           69351T106       3,389        103,000   SH        DEFINED     1        X
TRAVELERS PPTY CASUALTY    REDEEMABLE P/S   89420G307      10,119        411,000   SH        DEFINED     1        X


3M COMPANY 0% 11/21/2032   DEBT             88579YAB7       8,384      9,500,000   PRN       DEFINED     1        X
AFFILIATED MANAGERS
  GRP 2.793750%
  02/25/2033               DEBT             008252AE8         867        350,000   PRN       DEFINED     1        X
ALLERGAN INC
  1.500000% 04/01/2026     DEBT             018490AL6       2,105      2,000,000   PRN       DEFINED     1        X
ALZA CORP 0% 07/28/2020    DEBT             02261WAB5       6,016      6,750,000   PRN       DEFINED     1        X
AMDOCS LIMITED
  .500000% 03/15/2024      DEBT             02342TAD1       4,521      4,250,000   PRN       DEFINED     1        X
AMERICAN EXPRESS
  1.850000% 12/01/2033     DEBT             025816AS8       8,343      8,250,000   PRN       DEFINED     1        X
AMERICAN FINANCIAL GROUP
  1.486100% 06/02/2033     DEBT             025932AD6       2,195      4,000,000   PRN       DEFINED     1        X
AMERICAN INTL GROUP
  .500000% 05/15/2007      DEBT             026874AN7       2,544      2,650,000   PRN       DEFINED     1        X
AMERICAN INTL GROUP
  0% 11/09/2031            DEBT             026874AP2       1,400      2,000,000   PRN       DEFINED     1        X
AMGEN INC 0% 03/01/2032    DEBT             031162AL4       3,507      4,700,000   PRN       DEFINED     1        X
AON CORP 3.500000%
  11/15/2012               DEBT             037389AT0         596        375,000   PRN       DEFINED     1        X
BAUSCH & LOMB INC
  4.421880% 08/01/2023     DEBT             071707AM5       1,167      1,000,000   PRN       DEFINED     1        X
BEST BUY 2.250000%
  01/15/2022               DEBT             086516AF8       6,413      5,300,000   PRN       DEFINED     1        X
BLACKROCK INC
  2.625000% 02/15/2035     DEBT             09247XAB7       4,526      3,000,000   PRN       DEFINED     1        X
BRISTOL-MYERS SQUIBB
  2.510000% 09/15/2023     DEBT             110122AN8      12,022     12,000,000   PRN       DEFINED     1        X
CAESARS ENTERTAINMENT
  3.598750% 04/15/2024     DEBT             127687AB7       6,396      5,350,000   PRN       DEFINED     1        X
CARNIVAL CORP
  1.132000% 04/29/2033     DEBT             143658AV4       8,565     12,000,000   PRN       DEFINED     1        X
CARNIVAL CORP
  2.000000% 04/15/2021     DEBT             143658AN2       5,321      4,300,000   PRN       DEFINED     1        X
CENTERPOINT ENERGY INC
  3.750000% 05/15/2023     DEBT             15189TAM9       2,550      2,000,000   PRN       DEFINED     1        X
CENTURYTEL INC
  4.750000% 08/01/2032     DEBT             156700AH9       1,583      1,500,000   PRN       DEFINED     1        X
COOPER CAMERON CORP
  1.500000% 05/15/2024     DEBT             216640AE2       4,108      2,750,000   PRN       DEFINED     1        X
COSTCO WHOLESALE
  CORP 0% 08/19/2017       DEBT             22160QAC6         361        320,000   PRN       DEFINED     1        X
CSX CORP 0% 10/30/2021     DEBT             126408GA5       8,669      7,300,000   PRN       DEFINED     1        X
DANAHER CORP
  0% 01/22/2021            DEBT             235851AF9       8,596      8,500,000   PRN       DEFINED     1        X
DEVON ENERGY CORPORATION
  4.900000% 08/15/2008     DEBT             25179MAA1       8,166      6,500,000   PRN       DEFINED     1        X
DEVON ENERGY CORPORATION
  4.950000% 08/15/2008     DEBT             25179MAB9       1,382      1,100,000   PRN       DEFINED     1        X
DIAMOND OFFSHORE DRILL
  1.500000% 04/15/2031     DEBT             25271CAE2         754        500,000   PRN       DEFINED     1        X
DOMINION RESOURCES
  INC 2.125000%
  12/15/2023               DEBT             25746UAT6       4,510      4,250,000   PRN       DEFINED     1        X
ELECTRONCIS FOR IMAGING
  1.500000% 06/01/2023     DEBT             286082AA0       1,556      1,500,000   PRN       DEFINED     1        X
FLUOR CORP 1.500000%
  02/15/2024               DEBT             343412AA0       4,680      3,250,000   PRN       DEFINED     1        X
FOUR SEASONS HTL
  1.875000% 07/30/2024     DEBT             35100EAE4       2,218      2,000,000   PRN       DEFINED     1        X
GATX CORP 7.500000%
  02/01/2007               DEBT             361448AC7       2,318      1,900,000   PRN       DEFINED     1        X
GENZYME CORP 1.250000%
  12/01/2023               DEBT             372917AN4       6,351      5,800,000   PRN       DEFINED     1        X
HARRIS CORP 3.500000%
  08/15/2022               DEBT             413875AH8         594        300,000   PRN       DEFINED     1        X
HASBRO INC 2.750000%
  12/01/2021               DEBT             418056AN7       1,118      1,000,000   PRN       DEFINED     1        X
HCC INSURANCE HOLDINGS
  1.300000% 04/01/2023     DEBT             404132AB8       6,869      4,725,000   PRN       DEFINED     1        X
HEALTH MANAGEMENT ASSOC
  1.500000% 08/01/2023     DEBT             421933AF9       3,056      3,000,000   PRN       DEFINED     1        X
HEWLETT-PACKARD CO
  0% 10/14/2017            DEBT             428236AC7       3,788      5,500,000   PRN       DEFINED     1        X
INTEL CORP 2.950000%
  12/15/2035               DEBT             458140AD2       3,441      3,850,000   PRN       DEFINED     1        X
INTL GAME TECHNOLOGY
  0% 01/29/2033            DEBT             459902AM4       7,766      8,800,000   PRN       DEFINED     1        X
LABORATORY CP              DEBT             50540RAC6       6,859      7,750,000   PRN       DEFINED     1        X
LEHMAN BROTHERS HOLDINGS
  .250000% 05/08/2010      DEBT             524908FN5       1,397      1,500,000   PRN       DEFINED     1        X
LIBERTY MEDIA CORP
  3.250000% 03/15/2031     DEBT             530715AR2       1,608      2,000,000   PRN       DEFINED     1        X
LOCKHEED MARTIN CORP
  3.018130% 08/15/2033     DEBT             539830AP4      10,129      8,000,000   PRN       DEFINED     1        X
LOWE'S COMPANIES INC
  .861000% 10/19/2021      DEBT             548661CG0       9,579      9,750,000   PRN       DEFINED     1        X
MANOR CARE INC
  2.125000% 08/01/2035     DEBT             564055AM3       8,890      7,250,000   PRN       DEFINED     1        X
MASCO CORP 0% 07/20/2031   DEBT             574599BB1      10,230     22,000,000   PRN       DEFINED     1        X
MEDTRONIC INC
  1.625000% 04/15/2013     DEBT             585055AM8       2,431      2,500,000   PRN       DEFINED     1        X
MERRILL LYNCH & CO
  0% 03/13/2032            DEBT             590188W46      10,050      8,600,000   PRN       DEFINED     1        X
NABORS INDUSTRIES INC
  0% 06/15/2023            DEBT             629568AL0       1,043      1,000,000   PRN       DEFINED     1        X
NEXTEL COMMUNIC            DEBT             65332VAY9       8,116      8,250,000   PRN       DEFINED     1        X
OMNICOM GROUP 0%
  07/01/2038               DEBT             681919AT3       7,622      7,500,000   PRN       DEFINED     1        X
RPM INTERNATIONAL INC.
  1.389000% 05/13/2033     DEBT             749685AK9       3,256      5,750,000   PRN       DEFINED     1        X
SCHLUMBERGER LIMITED
  2.125000% 06/01/2023     DEBT             806857AD0         974        600,000   PRN       DEFINED     1        X
SLM CORP 3.110630%
  07/25/2035               DEBT             78442PAC0       7,518      7,500,000   PRN       DEFINED     1        X
ST JUDE MEDICAL INC
  2.800000% 12/15/2035     DEBT             790849AB9       5,452      5,500,000   PRN       DEFINED     1        X
TEVA PHARMACEUT FIN BV
  .375000% 11/15/2022      DEBT             88164MAB4       1,585      1,000,000   PRN       DEFINED     1        X
TEVA PHARMACEUT FIN BV
  1.750000% 02/01/2026     DEBT             88165FAA0       2,850      3,000,000   PRN       DEFINED     1        X
TEVA PHARMACEUT FIN LLC
  .250000% 02/01/2024      DEBT             88164RAB3       2,926      2,700,000   PRN       DEFINED     1        X
TJX COMPANIES INC
  0% 02/13/2021            DEBT             872540AL3       7,507      8,050,000   PRN       DEFINED     1        X
TRANSOCEAN INC
  1.500000% 05/15/2021     DEBT             893830AD1       4,849      4,500,000   PRN       DEFINED     1        X
TYCO INTL GROUP SA
  3.125000% 01/15/2023     DEBT             902118BG2      10,925      8,300,000   PRN       DEFINED     1        X
WALT DISNEY COMPANY
  2.125000% 04/15/2023     DEBT             254687AU0      10,125      9,000,000   PRN       DEFINED     1        X
WELLS FARGO COMPANY
  4.898750% 05/01/2033     DEBT             949746FA4       9,598      9,500,000   PRN       DEFINED     1        X
WYETH 2.390000%
  01/15/2024               DEBT             983024AD2      12,800     11,750,000   PRN       DEFINED     1        X

------------------------------------------------------------------  -------------
"STOCK"                                             4      18,030        653,500
------------------------------------------------------------------  -------------
DEBT                                               65     327,638    327,370,000
------------------------------------------------------------------  -------------
REPORT TOTALS                                      69     345,668    328,023,500
------------------------------------------------------------------  -------------